SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	$ 6,120	$ 6,120
Antelope Future Yangpu [Member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	7,244	7,244
Antelope Ruicheng Investment [Member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	6,850	6,850
Anhui Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	428	428
Wenzhou Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	704	704
Jiangxi Kylin Cloud Service Technology [Member]
IfrsStatementLineItems [Line Items]
Contracted for capital commitment	$ 704	$ 704